Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other payables [text block] [Abstract]
Schedule of other payables
	As of December 31
	2021	2020
	USD thousands

Due to related parties - payroll related	527	541
Accrued expenses	1,527	880
Government authorities	66	43
Payroll related	440	229
Other payables	18	-
	2,578	1,693